Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses, Net (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Allowance for Expected Credit Losses, Net [Abstract]
Beginning balance	$ 491,148	$ 62,567	$ 7,698,280
Addition	701,618	89,379	491,301
Reversal	(491,218)	(62,576)	(813,277)
Written-off			(6,874,065)
Exchange alignment	70	9	(11,091)
Ending balance	$ 701,618	$ 89,379	$ 491,148